2. Summary of Significant Accounting Policies: Loss Per Share Calculations: Schedule of Weighted Average Number of Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Details
(Loss) to common shareholders (Numerator)	$ (3,430,179)	$ (1,200,576)
Basic and diluted weighted average number of common shares outstanding (Denominator)	10,411,873	7,601,521